Income Taxes (Schedule of Reconciliation of Effective Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Loss for the year before taxes	$ (57,903)	$ (15,043)
Combined statutory tax rate	27.00%	27.00%
Expected tax recovery	$ (15,634)	$ (4,062)
Difference in foreign tax rates	(914)	(91)
Non-deductible items	541	1,538
Change in unrecognized deferred tax and other items	16,007	2,615
Income Tax Expense / (Recovery)